Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands	Total	Business Combination Successor Entity	Common Stock	Common Stock Business Combination Successor Entity	Additional Paid-in Capital	Additional Paid-in Capital Business Combination Successor Entity	Accumulated Other Comprehensive Loss	Accumulated Deficit	Accumulated Deficit Business Combination Successor Entity
Beginning balance (in shares) at Dec. 31, 2018			53,045,510
Beginning balance at Dec. 31, 2018	$ 314,641		$ 53,046		$ 299,204		$ (7,603)	$ (30,006)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' capital distributions	(12,360)				(12,360)
Capital issued in Ironman Acquisition	2,500				2,500
Net (loss) income	(42,037)							(42,037)
Other comprehensive income (loss)	(358)						(358)
Ending balance (in shares) at Dec. 31, 2019			53,045,510
Ending balance at Dec. 31, 2019	262,386		$ 53,046		289,344		(7,961)	(72,043)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	24,249							24,249
Other comprehensive income (loss)	$ 4,787						4,787
Ending balance (in shares) at Dec. 31, 2020	53,045,510		53,045,510
Ending balance at Dec. 31, 2020	$ 291,422		$ 53,046		289,344		(3,174)	(47,794)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' capital distributions	(60,000)				(60,000)
Share-based compensation	156				156
Net (loss) income	20,629							20,629
Other comprehensive income (loss)	236						236
Ending balance (in shares) at Nov. 08, 2021			53,045,510	156,937,410
Ending balance at Nov. 08, 2021	$ 252,443	$ 1,476,881	$ 53,046	$ 156,937	229,500	$ 1,376,312	(2,938)	(27,165)	$ (56,368)
Beginning balance (in shares) at Dec. 31, 2020	53,045,510		53,045,510
Beginning balance at Dec. 31, 2020	$ 291,422		$ 53,046		289,344		(3,174)	(47,794)
Ending balance (in shares) at Dec. 31, 2021	157,237,435		157,237,435
Ending balance at Dec. 31, 2021	$ 1,083,310		$ 157,237		1,670,033		(7,135)	(736,825)
Beginning balance (in shares) at Nov. 08, 2021			53,045,510	156,937,410
Beginning balance at Nov. 08, 2021	252,443	$ 1,476,881	$ 53,046	$ 156,937	229,500	$ 1,376,312	(2,938)	(27,165)	$ (56,368)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	290,846				290,846
Sale of PSSA Ordinary Shares issued to Director Subscribers (in shares)			200,000
Sale of PSSA Ordinary Shares issued to Director Subscribers	2,000		$ 200		1,800
Ordinary shares issued related to share-based compensation (in shares)			100,000
Ordinary shares issued related to share-based compensation	1,175		$ 100		1,075
Exercise of warrants (in shares)			25
Net (loss) income	(680,457)							(680,457)
Other comprehensive income (loss)	$ (7,135)						(7,135)
Ending balance (in shares) at Dec. 31, 2021	157,237,435		157,237,435
Ending balance at Dec. 31, 2021	$ 1,083,310		$ 157,237		$ 1,670,033		$ (7,135)	$ (736,825)